Miscellaneous Payables and Other Non-Current Liabilities - Schedule of Payables to Social Security Agencies (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-currentpayables:
Non-current payables	€ 275	€ 238	€ 238
Current payables	173		58
Trade payables	448		296
From 2 to 5 years [member]
Non-currentpayables:
Non-current payables	259		226
Beyond 5 years [member]
Non-currentpayables:
Non-current payables	€ 16		€ 12